PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Insurance recoverable related to the fire incident		¥ 757,000
Less: Allowance for credit losses		(68,404)		¥ (79,585)	¥ (8,118)		¥ (5,521)
Total		4,460,594		3,402,812		$ 611,099
Impairment of long-lived assets	¥ 1,436,000	1,242,168	$ 170,176	640,004	¥ 373,732
Impairment loss of construction in progress	1,406,000
Impairment loss of raw materials	30,000
Reduction in the net book value of equipment		1,406,000
Reduction in the net book value of inventory		30,000
Construction in progress
PREPAYMENTS AND OTHER CURRENT ASSETS
Impairment of long-lived assets		1,436,000
Impairment of loss		679,000
Shanxi Jinko
PREPAYMENTS AND OTHER CURRENT ASSETS
Construction in progress	¥ 1,671,000
Foreign exchange option
PREPAYMENTS AND OTHER CURRENT ASSETS
Value-added tax deductible		2,627,263		2,035,412
Insurance recoverable related to the fire incident		757,353		0
Prepayment for income tax and deferred charges		285,051		398,359
Prepayment of electricity and others		229,196		222,115
Deposit for customer duty, bidding and others		209,675		231,295
Receivables related to disposal of a subsidiary		106,000		0
Prepaid leasehold improvements and other assets		90,450		81,882
Prepaid insurance premium		77,646		14,944
Receivables related to disposal of land use rights and property, plant and equipment		33,765		89,519
Refund receivable of U.S. countervailing duties and anti-dumping duties		6,767		6,668
Deferred issuance cost for convertible notes		5,457		16,866
Receivables related to discount from a supplier		4,629		247,837
Loan receivable				23,459
Others		95,746		114,041
Less: Allowance for credit losses		(68,404)		(79,585)
Total		¥ 4,460,594		¥ 3,402,812
Maturity period of derivative		12 months	12 months